Document and Entity Information	Dec. 02, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Dec. 02, 2021
Entity Registrant Name	Curis, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	000-30347
Entity Tax Identification Number	04-3505116
Entity Address, Address Line One	128 Spring Street
Entity Address, Address Line Two	Building C - Suite 500
Entity Address, City or Town	Lexington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02421
City Area Code	617
Local Phone Number	503-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, Par Value $0.01 per share
Trading Symbol	CRIS
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	On December 6, 2021, the Company filed a Current Report on Form 8-K (the “Report”) disclosing that the Board of Directors (“Board”) of Curis, Inc. (the “Company”) elected John A. Hohneker, M.D., to serve as a class II director until the Company’s 2022 Annual Meeting of Stockholders and thereafter until his successor is duly elected and qualified. At the time of filing the Report, the Board had not made any determinations regarding Dr. Hohneker’s committee assignments. On January 3, 2022, the Board appointed Dr. Hohneker to serve on the Compensation Committee and the Clinical Program Committee, effective immediately, in each case until his successor is duly appointed and qualified or until his earlier resignation or removal. The Company hereby amends the Report to include the foregoing information on Dr. Hohneker’s committee assignments in Item 5.02. Other than providing this additional information in Item 5.02, no other disclosure in the Report is amended by this Form 8-K/A.
Amendment Flag	true
Entity Central Index Key	0001108205